Significant Accounting Policies - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
OncoMed [Member]
Disclosure of related to geographical location of assets [Line Items]
Acquisition of non-current assets	£ 0.1	£ 0.1